Trust capital securities	12 Months Ended
Oct. 31, 2019
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Trust capital securities
Note 20 Trust capital securities
We issued innovative capital instruments, RBC Trust Capital Securities (RBC TruCS), through the structured entity RBC Capital Trust (Trust).
On June 30, 2018, the Trust redeemed all issued and outstanding RBC TruCS
2008-1
for cash at a redemption price of $1,000 per unit.